Share - Based Payment - Model Inputs for STI Performance Rights Granted (Detail) - Equity incentive plan [member] - Short Term Incentives Performance Rights [member] - $ / shares	Nov. 29, 2017	Nov. 28, 2017	Nov. 17, 2017	Aug. 02, 2017	Feb. 10, 2017	Nov. 25, 2016	Mar. 07, 2016	Dec. 29, 2015	Aug. 05, 2015
Disclosure of other equity instruments [line items]
Share price at grant date	$ 0.023	$ 0.023	$ 0.024	$ 0.020	$ 0.035	$ 0.037	$ 0.041	$ 0.050	$ 0.047
Expected price volatility of the Company's shares	74.00%	74.00%	73.00%	49.00%	54.00%	56.00%	169.00%	169.00%	167.00%
Expected dividend yield
Risk-free interest rate	1.73%	1.88%	1.79%	1.75%	1.80%	1.92%	2.14%	1.97%	2.03%